Business Acquisitions - Pro Forma Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition, Pro Forma Information [Abstract]
Revenue	$ 1,997,107	$ 2,229,266	$ 6,880,070	$ 6,974,351
Net Loss	$ (1,104,058)	$ (702,992)	$ (2,727,032)	$ (978,770)
Basic and Diluted Loss per Share	$ (0.16)	$ (0.16)	$ (0.45)	$ (0.66)
Basic and Diluted Weighted Average Class A and Class B Common Shares Outstanding	6,897,375	4,455,799	6,043,571	1,481,310